Loss per share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Net loss	$ (155,800)	$ (230,026)	$ (246,290)
Weighted average number of shares in issue (in shares)	78,152,964	76,748,204	65,410,292